SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2019
SEGMENT REPORTING
Schedule of segment information

Revenue:

	Thousands of Yen
	2017	2018	2019
LegalTech AI
Outside customers	¥10,897,030	¥11,307,082	¥9,834,826
Total	10,897,030	11,307,082	9,834,826

AI Solution
Outside customers	310,700	910,687	1,427,243
Total	310,700	910,687	1,427,243
Unallocated amounts:
Eliminations	—	—	—

Total revenue after eliminations	11,207,730	12,217,769	11,262,069

Adjustments*(1)	13,045	(73,526)	(7,443)

Total consolidated revenue	¥11,220,775	¥12,144,243	¥11,254,626

*(1)  These amounts primarily represent the net impact of adjustments arising from differences in the timing of the revenue recognition under U.S. GAAP and Japanese GAAP.

Segment Performance Measures:

	Thousands of Yen
	2017	2018	2019
Segment profit (loss)
LegalTech AI	¥(923,525)	¥460,263	¥110,773
AI Solution	(283,138)	(282,548)	133,637

Total segment profit (loss) after eliminations	(1,206,663)	177,715	244,410

Adjustments*(2)	27,812	(757,012)	107,726

Total consolidated operating loss	(1,178,851)	(579,297)	352,136

Unallocated amounts:
Interest income	3,634	2,658	2,580
Interest expense	(125,743)	(94,516)	(121,398)
Gain (loss) on derivatives	43,594	(56,861)	107,951
Foreign currency exchange (loss)	(13,751)	(137,065)	(18,772)
Dividend income	14,400	11,250	14,400
Gain on revaluation of investments in wecurities	—	—	23,400
Other-net	(60,255)	67,929	(30,638)

Total consolidated income (loss) before income taxes	¥(1,316,972)	¥(785,902)	¥329,659

* (2) Adjustments for the year ended March 31, 2017 primarily relate to the difference between U.S. GAAP and Japanese GAAP for revenue recognition, amortization of goodwill, and the remeasurement of earn-outs. Adjustments for the year ended March 31, 2018 primarily relate to the differences of presentation between U.S. GAAP and Japanese GAAP for restructuring charges. Under U.S. GAAP, restructuring charges should be presented as operating expense, compared to non-operating expense under Japanese GAAP. Adjustments for the year ended March 31, 2019 primarily relate to the differences of presentation between U.S. GAAP and Japanese GAAP for revenue recognition and amortization of goodwill.

Segment Assets:

	Thousands of Yen
	2018	2019
Segment assets
LegalTech AI	¥11,716,651	¥11,572,516
AI Solution*(3)	2,862,136	1,870,108

Total segment assets after eliminations	14,578,787	13,442,624

Adjustments*(4)	88,919	399,928

Total consolidated assets	¥14,667,706	¥13,842,552

*(3) The Company recognized an impairment loss on long-lived assets of ¥73,161 thousand for the year ended March 31, 2018 related to property and equipment and software owned by FRONTEO Healthcare, Inc.  The Company recognized an impairment loss on long-lived assets of ¥8,920 thousand for the year ended March 31, 2019 related to software.

*(4) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, depreciation and amortization, and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2017	2018	2019
Capital expenditures
LegalTech AI	¥984,865	¥491,990	¥666,444
AI Solution	384,606	308,373	300,221

Total consolidated capital expenditures	¥1,369,471	¥800,363	¥966,665

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis, other than those disclosed in Note 2 of the notes to the consolidated financial statements.

Other Significant Items:

	Thousands of Yen
	2017	2018	2019
Depreciation and amortization
LegalTech AI	¥913,480	¥840,061	¥697,673
AI Solution	125,716	175,386	119,825

Total depreciation and amortization	1,039,196	1,015,447	817,498

Adjustments	9,431	1,527	(1,631)

Total consolidated depreciation and amortization	¥1,048,627	¥1,016,974	¥815,867

Geographic information:

	2017	2018	2019

Revenue from outside customer
Japan	¥4,042,023	¥3,888,155	¥4,804,635
US	6,800,965	7,712,138	5,327,612
Korea	291,455	492,836	643,352
Other	86,332	51,114	479,027
Total	¥11,220,775	¥12,144,243	¥11,254,626

Long live assets held
Japan	¥375,692	¥337,583	¥275,756
US	771,734	360,166	375,414
Korea	29,829	57,480	50,479
Other	―	653	30,637
Total	¥1,177,255	¥755,882	¥732,286

Schedule of revenue by service categories

	Thousands of Yen
	2017	2018	2019
eDiscovery
Review	¥2,696,074	¥3,149,787	¥2,654,549
Collection, Process	2,778,186	2,911,634	1,725,055
Hosting	4,987,123	4,813,290	4,838,178
Total	10,461,383	10,874,711	9,217,782
Forensic	448,693	358,843	609,601
Business intelligence	287,862	620,102	1,169,896
Healthcare	149	132,967	179,688
Foreign	22,688	157,620	77,659
Total revenue	¥11,220,775	¥12,144,243	¥11,254,626